                                                               [LOGO OF MetLife]

Metropolitan Life Insurance Company
200 Park Avenue
New York, New York 10166

May 4, 2017

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Metropolitan Life Insurance Company
     Metropolitan Life Separate Account E
     File Nos. 002-90380/811-04001
     (Preference Plus(R) Account)
     Rule 497(j) Certification
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Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account E (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement (VestMet) dated May 1, 2017 to the Prospectus dated May 1, 1995, the five (5) Prospectuses (Preference Plus Account A-PPA, B-PPA, and C-PPA, Enhanced Preference Plus Account, and Financial Freedom Account) each dated May 1, 2017 and Statement of Additional Information ("SAI") dated May 1, 2017 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus Supplement, Prospectuses and SAI contained in Post-Effective Amendment No. 46 for the Account filed electronically with the Commission on April 26, 2017.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards

John M. Richards
Assistant General Counsel
Metropolitan Life Insurance Company